Financial investments (Details Narrative)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Deposits yields rate	102.59%	102.50%
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Deposits yields rate	1.18%	0.45%